Guarantees, Pledged Assets and Collateral (Tables)	12 Months Ended
Dec. 31, 2012
Guarantees (Tables) [Abstract]
Schedule of Guarantor Obligations

	December 31,
	2012			2011
		Maximum exposure to loss			Maximum exposure to loss
			Non-			Non-
	Carrying		investment	Carrying		investment
(in millions)	value	Total	grade	value	Total	grade (1)
Standby letters of credit (2)	$42	39,759	11,331	85	41,171	13,250
Securities lending and other indemnifications	-	2,541	118	-	669	62
Liquidity agreements (3)	-	3	3	-	2	2
Written put options (3)(4)	1,427	11,874	3,953	1,469	8,224	2,466
Loans and MHFS sold with recourse	99	5,873	3,905	102	5,784	3,850
Residual value guarantees	-	-	-	8	197	-
Contingent consideration	35	129	129	31	98	97
Other guarantees	3	1,421	4	6	552	4
Total guarantees	$1,606	61,600	19,443	1,701	56,697	19,731

  Amounts have been revised from what was previously reported to reflect better alignment of our internal rating process to external noninvestment grade ratings.
  Total maximum exposure to loss includes direct pay letters of credit (DPLCs) of $18.5 billion and $19.7 billion at December 31, 2012 and 2011, respectively. We issue DPLCs to provide credit enhancements for certain bond issuances. Beneficiaries (bond trustees) may draw upon these instruments to make scheduled principal and interest payments, redeem all outstanding bonds because a default event has occurred, or for other reasons as permitted by the agreement. We also originate multipurpose lending commitments under which borrowers have the option to draw on the facility in one of several forms, including as a standby letter of credit. Total maximum exposure to loss includes the portion of these facilities for which we have issued standby letters of credit under the commitments.
  Certain of these agreements included in this table are related to off-balance sheet entities and, accordingly, are also disclosed in Note 8.
  Written put options, which are in the form of derivatives, are also included in the derivative disclosures in Note 16.

Significant Components of Assets Pledged

	December 31,
(in millions)	2012	2011
Securities available for sale	$96,018	80,540
Loans	360,171	317,742
Total	$456,189	398,282